Summary Prospectus December 1, 2009


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS SELECT ALTERNATIVE ALLOCATION FUND






CLASS/Ticker    A   SELAX    C   SELEX    INST   SELIX    S   SELSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling
(800) 621-1048 (A, C), (800) 730-1313 (INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and Statement of Additional Information, both dated December 1, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 10) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (p. 55).


SHAREHOLDER FEES (paid directly from your investment)


                                           A           C    INST      S
                             ---------------  ----------  ------  -----
Maximum sales charge
(load) on purchases, as %
of offering price                  5.75%         None     None    None
---------------------------        ------        -        ------  -----
Maximum contingent
deferred sales charge
(load), as % of redemption
proceeds                         None(1)          1.00%   None    None
---------------------------      --------        -----    ------  -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                     A          C       INST          S
                             ---------  ---------  ---------  ---------
Management fee                   0.00       0.00       0.00       0.00
---------------------------      ----       ----       ----       ----
Distribution/service
(12b-1) fees                     0.25       1.00       0.00       0.00
---------------------------      ----       ----       ----       ----
Other expenses (includes
an administrative fee)           0.63       0.70       0.56       0.60
---------------------------      ----       ----       ----       ----
Acquired funds (underlying
funds) fees and expenses         1.24       1.24       1.24       1.24
---------------------------      ----       ----       ----       ----
TOTAL ANNUAL FUND OPERAT-
ING EXPENSES                     2.12       2.94       1.80       1.84
---------------------------      ----       ----       ----       ----
Less fee waiver/
reimbursement                    0.52       0.59       0.45       0.49
---------------------------      ----       ----       ----       ----
NET ANNUAL FUND OPERAT-
ING EXPENSES                     1.60       2.35       1.35       1.35
---------------------------      ----       ----       ----       ----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

Acquired funds (underlying funds) fees and expenses includes the impact of dividends on short sales in DWS Disciplined Market Neutral Fund. Excluding dividends on short sales, these fees and expenses would be 0.99% for Class A, Class C, Institutional Class and Class S. Net operating expenses would be 1.35%, 2.10%, 1.10% and 1.10%, respectively, for Class A, Class C, Institutional Class and Class S without these dividends on short sales. The Advisor has contractually agreed, through November 30, 2010, to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total operating expenses at 0.36%, 1.11%, 0.11% and 0.11% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the Board and does not extend to extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.24%).


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS            A          C       INST          S
-------  ---------  ---------  ---------  ---------
1        $  728     $  338     $  137     $  137
--       ------     ------     ------     ------
3        $1,154     $  854     $  523     $  531
--       ------     ------     ------     ------
5        $1,604     $1,496     $  933     $  950
--       ------     ------     ------     ------
10       $2,847     $3,220     $2,079     $2,118
--       ------     ------     ------     ------

You would pay the following expenses if you did not redeem your shares:



YEARS            A          C       INST          S
-------  ---------  ---------  ---------  ---------
1        $  728     $  238     $  137     $  137
--       ------     ------     ------     ------
3        $1,154     $  854     $  523     $  531
--       ------     ------     ------     ------
5        $1,604     $1,496     $  933     $  950
--       ------     ------     ------     ------
10       $2,847     $3,220     $2,079     $2,118
--       ------     ------     ------     ------

PORTFOLIO TURNOVER

The fund (or an underlying fund) pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio. Since the fund commenced operations on September 26, 2008, the portfolio turnover rate is annualized.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund invests in a combination of other DWS funds and in certain other securities and derivative instruments. The fund may also invest in Exchange Traded Funds (ETFs) to gain a desired economic exposure to a particular asset category that is not available through a DWS fund.


MANAGEMENT PROCESS. The fund allocates its assets among underlying funds that emphasize the following strategies and/or asset categories: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure and emerging markets.


The fund may make allocations ranging from 0% to 30% of its assets in a particular strategy or asset category, including the following DWS funds:

o  DWS Commodity Securities Fund. Investment objective: Capital appreciation.
   Strategy: Invests mainly in commodities-related securities and equity-related securities, including structured notes and similar instruments, that the Advisor believes are undervalued and have favorable prospects for appreciation.

o DWS Disciplined Market Neutral Fund. Investment objective: Capital appreciation independent of stock market direction. Strategy: Seeks to exceed the return on 3-month US Treasury Bills by investing mainly in stocks the Advisor believes are undervalued and selling short stocks the Advisor believes are overvalued.

o DWS Emerging Markets Equity Fund. Investment objective: Long-term growth of capital. Strategy: Invests mainly in common stocks and other equities of emerging markets.


o DWS Emerging Markets Fixed Income Fund. Investment objective: High current income and, secondarily, long-term capital appreciation. Strategy: Invests mainly in high yield bonds (junk bonds) and other debt securities issued by governments and corporations in emerging markets countries.

o  DWS Floating Rate Plus Fund. Investment objective: High current income.
   Strategy: Invests mainly in adjustable rate loans that have a senior right to payment (Senior Loans) and other floating rate debt securities. In addition to the fund's main investment strategy, the Advisor seeks to enhance returns by employing a global tactical asset allocation overlay strategy. This strategy, which the Advisor calls iGAP (integrated Global Alpha Platform), attempts to take advantage of mispricings within global bond and currency markets.

o DWS Gold & Precious Metals Fund. Investment objective: Seeks maximum return (principal change and income). Strategy: Invests mainly in common stocks and other equities of US and foreign companies engaged in activities related to gold, silver, platinum or other precious metals, and in gold coin and bullion directly.

o DWS Inflation Protected Plus Fund. Investment objective: Seeks to provide maximum inflation-adjusted return, consistent with preservation of capital.
   Strategy: Invests mainly in inflation-indexed bonds of varying maturities issued by the US government, non-US governments, their agencies or instrumentalities, and corporations, and in derivatives related to these securities. The fund also employs the iGAP strategy.

o DWS RREEF Global Infrastructure Fund. Investment objective: Seeks total return from both capital appreciation and current income through investment in a global portfolio of securities of infrastructure-related companies.
   Strategy: Invests mainly in common stocks and other equities of US and non-US infrastructure-related companies though the fund may also invest in fixed-income securities without limitation.

o DWS RREEF Global Real Estate Securities Fund. Investment objective: Seeks total return through a combination of current income and long-term capital appreciation. Strategy: Invests mainly in publicly listed real estate investment trusts (REITs) and real estate operating companies on a global basis.

Portfolio management monitors the list of DWS funds in which the fund may invest, and may periodically add or remove funds from the list to obtain exposure to new asset categories or strategies, to replace underperforming funds or to enhance returns.

Based on portfolio management's assessment of market conditions, the fund is rebalanced periodically to maintain the desired asset allocation. The fund's asset allocation among the asset categories and investment strategies will change over time and there should be no



                                       2
SUMMARY PROSPECTUS December 1, 2009     DWS Select Alternative Allocation Fund
expectation that current or past positions will be maintained in the future. In addition, the fund may seek exposure to hedge funds through warrants, swaps and similar derivative instruments.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. To the extent that alternative asset categories underperform the general stock market, the fund may underperform funds that invest mainly in stocks. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.


FUND OF FUNDS RISK. Because the fund invests in underlying funds, the fund's relative performance is affected by the performance of the underlying funds. Because the fund may invest in a few underlying funds, the performance of a small number of underlying funds could affect overall performance. The fund indirectly pays a portion of the expenses of the underlying funds, which lowers performance. Allocations to underlying funds with higher expenses will cause the overall expenses of the fund to be higher.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


SHORT SALE RISK. If the fund sells a stock short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


FOCUS RISK. To the extent that the fund focuses its investments in particular sectors of the economy or particular industries, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those sectors or industries will have a significant impact on the fund's performance. For example, the real estate sector could be hurt by rising interest rates, falling real estate prices, overbuilding or zoning changes, and the commodities sector could be hurt by factors affecting a particular industry or commodity such as drought, floods, weather or changes in storage costs.


CREDIT RISK. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. In some cases, debt securities, particularly high-yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o Currency risk. Changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

o Governmental risk. Compared to the United States, foreign markets and companies are less regulated and investors may have fewer legal remedies. Foreign governments may limit how much trading profit or currency can be taken out of the country, restrict the exchange of their currencies, extend diplomatic disputes to include trade and financial relations, seize foreign investments, or impose high taxes.

o Information risk. Because foreign accounting, auditing and financial reporting practices are typically less stringent than in the United States, foreign financial reports may present an incomplete, outdated or misleading picture of a company.

o Taxes. Foreign withholding and certain other taxes may reduce the amount of income distributed to shareholders, and special US tax considerations may apply to foreign investments.



                                       3
SUMMARY PROSPECTUS December 1, 2009     DWS Select Alternative Allocation Fund

o Trading practices risk. Brokerage commissions and other fees are generally higher for foreign investments than US investments. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments.

These risks may be heightened in connection with investments in emerging markets.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. In addition, derivative instruments whose values are tied to the value of hedge funds will be subject to the risks of the assets held by the hedge fund, structural risks of hedge funds (e.g., liquidity risk and transparency risk) and pricing risk.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and Statement of Additional Information.


THE FUND'S PERFORMANCE HISTORY


Since the fund commenced operations on September 26, 2008, performance information is not available for a full calendar year.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

ROBERT WANG. Managing Director of Deutsche Asset Management. Portfolio Manager of the fund since 2008.


INNA OKOUNKOVA. Director of Deutsche Asset Management. Portfolio Manager of the fund since 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                            AUTOMATIC
                                 IRAS (AND UGMAS/          INVESTMENT
             NON-IRA           UTMAS FOR CLASS S)               PLANS
        ------------  ---------------------------  ------------------
A C         1,000                  500                      500
------      -----                  ---                      ---
INST    1,000,000                 N/A                      N/A
------  ---------                 ----                     ----
S           2,500                1,000                    1,000
------  ---------                -----                    -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, C and S shares and no minimum additional investment for Class A and Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A or C shares: (800) 621-1048
                                        Institutional Class shares: (800) 730-1313
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
SUMMARY PROSPECTUS December 1, 2009     DWS Select Alternative Allocation Fund
DSAAF-SUM